ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Accrued other operating expenses	¥ 7,889	$ 1,238	¥ 1,469
Others	736	115	0
Accounts Payable and Accrued Liabilities, Current	¥ 8,625	$ 1,353	¥ 1,469